Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
General and administrative costs	$ 1,096,944	$ 489,035	$ 47,952	$ 3,656,556
Loss from operations	(1,096,944)	(489,035)	(47,952)	(3,656,556)
Other income:
Interest earned on cash equivalents	3,879	12,553		50,950
Interest earned on cash held in the Trust Account	1,668,676	1,494,489		7,293,022
Total other income	1,672,555	1,507,042		7,343,972
Net income	$ 575,611	$ 1,018,007	$ (47,952)	$ 3,687,416
Redeemable Common Class A [Member]
Other income:
Weighted average shares outstanding of ordinary shares, basic	19,000,000	14,566,667		17,906,849
Weighted average shares outstanding of ordinary shares, diluted	19,000,000	14,566,667		17,906,849
Basic net income per ordinary share	$ 0.02	$ 0.05		$ 0.15
Diluted net income per ordinary share	$ 0.02	$ 0.05		$ 0.15
Non-Redeemable Common Class A [Member]
Other income:
Weighted average shares outstanding of ordinary shares, basic	690,000	529,000		650,301
Weighted average shares outstanding of ordinary shares, diluted	690,000	529,000		650,301
Basic net income per ordinary share	$ 0.02	$ 0.05		$ 0.15
Diluted net income per ordinary share	$ 0.02	$ 0.05		$ 0.15
Common Class B [Member]
Other income:
Weighted average shares outstanding of ordinary shares, basic	6,333,333	6,216,666	5,833,333	6,304,566
Weighted average shares outstanding of ordinary shares, diluted	6,333,333	6,216,666	5,833,333	6,304,566
Basic net income per ordinary share	$ 0.02	$ 0.05	$ (0.01)	$ 0.15
Diluted net income per ordinary share	$ 0.02	$ 0.05	$ (0.01)	$ 0.15